Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Gross deferred tax assets and valuation allowance

	June 30, 2012	December 31, 2011
Gross deferred tax assets	2,400,000	2,100,000
Valuation allowance	(2,400,000)	(2,100,000)
Net deferred tax asset	—	—

	December 31, 2011	December 31, 2010
Gross deferred tax assets	2,100,000	1,573,000
Valuation allowance	(2,100,000)	(1,573,000)
Net deferred tax asset	—	—